PROPERTY, PLANT AND EQUIPMENT - Narrative (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Impairment Effects on Earnings Per Share [Line Items]
Depreciation and amortization	$ 188	$ 176	$ 724	$ 779	$ 767
Impairment of long-lived assets to be disposed of			$ 59